As filed with the Securities and Exchange Commission on September 18, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2014

Date of reporting period:  July 31, 2014

Item 1. Schedules of Investments.

Edgar Lomax Value Fund
Schedule of Investments
July 31, 2014 (Unaudited)

Shares	COMMON STOCKS - 94.93%	Value
	Beverage and Tobacco Product Manufacturing - 1.30%
4,650	Altria Group, Inc.	$188,790
5,800	Coca-Cola Co.	227,882
2,900	PepsiCo, Inc.	255,490
		672,162
	Chemical Manufacturing - 12.79%
11,600	AbbVie, Inc.	607,144
4,500	Bristol-Myers Squibb Co.	227,790
21,100	Dow Chemical Co.	1,077,577
3,738	E. I. du Pont de Nemours and Co.	240,391
15,100	Eli Lilly & Co.	922,006
2,600	Johnson & Johnson	260,234
19,200	Merck & Co., Inc.	1,089,408
76,302	Pfizer, Inc.	2,189,867
		6,614,417
	Computer and Electronic Product Manufacturing - 13.90%
56,300	Cisco Systems, Inc.	1,420,449
43,600	Hewlett-Packard Co.	1,552,596
90,100	Intel Corp.	3,053,489
10,000	Raytheon Co.	907,700
5,500	Texas Instruments, Inc.	254,375
		7,188,609
	Credit Intermediation and Related Activities - 4.16%
2,100	Capital One Financial Corp.	167,034
3,100	Citigroup, Inc.	151,621
7,900	JPMorgan Chase & Co.	455,593
27,000	Wells Fargo & Co.	1,374,300
		2,148,548
	Food Services and Drinking Places - 3.38%
18,500	McDonald's Corp.	1,749,360

	General Merchandise Stores - 7.07%
32,700	Target Corp.	1,948,593
23,200	Wal-Mart Stores, Inc.	1,707,056
		3,655,649
	Health and Personal Care Stores - 1.00%
7,500	Walgreen Co.	515,775

	Insurance Carriers and Related Activities - 9.73%
42,900	Allstate Corp.	2,507,505
31,100	UnitedHealth Group, Inc.	2,520,655
		5,028,160
	Machinery Manufacturing - 3.44%
70,800	General Electric Co.	1,780,620

	Management of Companies & Enterprises - 2.05%
3,900	Goldman Sachs Group, Inc.	674,193
11,900	Morgan Stanley	384,846
		1,059,039
	Merchant Wholesalers, Nondurable Goods - 0.45%
3,000	Procter & Gamble Co.	231,960

	Metal Ore Mining - 0.46%
6,400	Freeport-McMoRan Copper & Gold, Inc.	238,208

	Miscellaneous Manufacturing - 3.05%
3,500	Baxter International, Inc.	261,415
21,300	Medtronic, Inc.	1,315,062
		1,576,477
	Motion Picture and Sound Recording Industries - 1.61%
10,000	Time Warner, Inc.	830,200

	Oil and Gas Extraction - 2.76%
6,200	Apache Corp.	636,492
8,100	Occidental Petroleum Corp.	791,451
		1,427,943
	Petroleum and Coal Products Manufacturing - 7.06%
14,000	Chevron Corp.	1,809,360
10,900	ConocoPhillips	899,250
9,500	Exxon Mobil Corp.	939,930
		3,648,540
	Professional, Scientific, and Technical Services - 0.34%
1,400	Amgen, Inc.	178,346

	Publishing Industries (except Internet) - 5.64%
52,300	Microsoft Corp.	2,257,268
1,212	Time, Inc. (a)	29,209
19,800	Twenty-First Century Fox, Inc. - Class A	627,264
		2,913,741
	Rail Transportation - 2.96%
13,200	Norfolk Southern Corp.	1,341,912
1,900	Union Pacific Corp.	186,789
		1,528,701
	Real Estate - 0.55%
1,600	Simon Property Group, Inc.	269,104
750	Washington Prime Group, Inc. (a)	14,168
		283,272

	Telecommunications - 4.73%
41,000	AT&T, Inc.	1,459,190
19,600	Verizon Communications, Inc.	988,232
		2,447,422
	Transportation Equipment Manufacturing - 2.85%
15,600	Ford Motor Co.	265,512
4,500	General Dynamics Corp.	525,465
4,100	Lockheed Martin Corp.	684,577
		1,475,554
	Utilities - 3.65%
5,100	American Electric Power Co., Inc.	265,149
43,900	Exelon Corp.	1,364,412
5,900	Southern Co.	255,411
		1,884,972

	TOTAL COMMON STOCKS (Cost $40,335,035)	49,077,675

Shares	SHORT-TERM INVESTMENTS - 5.02%	Value
2,596,951	Invesco STIT-STIC Prime Portfolio, 0.01% (b)	2,596,951
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,596,951)	2,596,951

	Total Investments in Securities (Cost $42,931,986) - 99.95%	51,674,626
	Other Assets in Excess of Liabilities - 0.05%	26,741
	TOTAL NET ASSETS - 100.00%	$51,701,367

(a)	Non-income producing security.
(b)	Rate shown is the 7-day annualized yield as of July 31, 2014.

Note 1 – Securities Valuation

The Edgar Lomax Value Fund’s (the “Fund”) investments are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Investments in open-end mutual funds are valued at their net asset value per share. Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$1,749,360	$-	$-	$1,749,360
Finance and Insurance	8,235,747	-	-	8,235,747
Information	6,191,363	-	-	6,191,363
Manufacturing	22,057,129	-	-	22,057,129
Mining, Quarrying, and Oil and Gas Extraction	2,565,401	-	-	2,565,401
Professional, Scientific, and Technical Services	178,346	-	-	178,346
Real Estate and Rental and Leasing	283,272	-	-	283,272
Retail Trade	4,171,424	-	-	4,171,424
Transportation and Warehousing	1,528,701	-	-	1,528,701
Utilities	1,884,972	-	-	1,884,972
Wholesale Trade	231,960	-	-	231,960
Total Common Stocks	49,077,675	-	-	49,077,675
Short-Term Investments	2,596,951	-	-	2,596,951
Total Investments in Securities	$51,674,626	$-	$-	$51,674,626

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at July 31, 2014, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the period ended July 31, 2014.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows*:

Cost of investments	$42,972,613

Gross unrealized appreciation	9,299,898
Gross unrealized depreciation	(597,885)
Net unrealized appreciation	$8,702,013

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
          Douglas G. Hess, President

Date  9/15/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
          Douglas G. Hess, President

Date  9/15/14

By (Signature and Title)*  /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  9/15/14

* Print the name and title of each signing officer under his or her signature.